Debt - $1 Billion Facility (Details)	1 Months Ended	3 Months Ended			12 Months Ended
	Jul. 31, 2017 USD ($) lender	Mar. 31, 2018 USD ($)		Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)
Line of Credit Facility [Line Items]
Credit facility borrowings		$ 317,000,000	[1]		$ 180,000,000	[1],[2]	$ 0	[2]
Credit Facility
Line of Credit Facility [Line Items]
Credit facility					1,000,000,000
Commitment fees					1,800,000		1,600,000		$ 1,200,000
Same-day Swing Line Advances
Line of Credit Facility [Line Items]
Credit facility	$ 100,000,000
Letter of Credit
Line of Credit Facility [Line Items]
Credit facility	150,000,000
Revolving Credit Facility | $1 Billion Credit Facility
Line of Credit Facility [Line Items]
Credit facility borrowings		0			0		0
Credit Facility | $1 Billion Credit Facility
Line of Credit Facility [Line Items]
Credit facility	1,000,000,000	1,000,000,000			1,000,000,000
Increase in available borrowings under the facility (up to)	$ 500,000,000
Maximum amount of outstanding short-term loans		420,000,000		$ 0	260,000,000		401,000,000		404,000,000
Average daily balance of short-term loans outstanding		$ 301,000,000			$ 74,000,000		$ 77,000,000		$ 261,000,000
Weighted average annual interest rate (as a percent)		3.00%			2.80%		2.00%		1.70%
Consolidated leverage ratio (not more than)	5.00	5.00
Consolidated leverage ratio for certain measurement periods (not more than)	5.50	5.50
Credit Facility | $750 Million Credit Facility
Line of Credit Facility [Line Items]
Credit facility										$ 750,000,000
Minimum | Credit Facility
Line of Credit Facility [Line Items]
Number of lenders | lender	1

[1]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[2]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.